Document and Entity Information	9 Months Ended
	Sep. 30, 2012	Sep. 06, 2013
Document And Entity Information
Entity Registrant Name	SHADES HOLDINGS, INC.
Entity Central Index Key	0001488366
Document Type	10-Q
Document Period End Date	Sep. 30, 2012
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		43,351,999
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2012
Amendment	Amendment